INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Pre-USHG Merger unrecognized tax benefits	$ 9,635,824	$ 9,635,824	$ 9,635,824